Equity Incentive Plan - Stock Options and Other Equity Awards (Details) - $ / shares shares in Thousands	12 Months Ended
	May 31, 2024	May 31, 2023
Share-based Compensation
Options outstanding, vested	19,700	12,000
Options outstanding, nonvested	6,100	7,800
Common Stock
Share-based Compensation
Warrant exercises (in shares)	3,000	1,898
Shares issued during the period new issues shares	75,622	157,390
Management, Employees And Consultants
Share-based Compensation
Stock option granted, Shares	14,300
Management, Employees And Consultants | Maximum
Share-based Compensation
Stock option granted, exercise price	$ 0.26
Stock options grant date fair value	0.17
Management, Employees And Consultants | Minimum
Share-based Compensation
Stock option granted, exercise price	0.21
Stock options grant date fair value	0.15
Stock Options
Share-based Compensation
Stock option granted, exercise price	$ 0.21	$ 0.41